IDEX Mutual Funds

Supplement dated March 21, 2003, to Prospectus dated March 1, 2003

Please retain this supplement for future reference.

IDEX Transamerica Equity

The following revises the information relating to the table under the section entitled “Example” on page 19 of the prospectus:

If the shares are redeemed at the end of each period:

Share Class	1 Years	3 Year	5 Years	10 Years
A	$718	$1,185	$1,677	$3,027
B*	$743	$1,167	$1,616	$3,105
C	$243	$867	$1,516	$3,258
L	$443	$867	$1,516	$3,258
M	$430	$929	$1,553	$3,231

If the shares are not redeemed:

Share Class	1 Years	3 Year	5 Years	10 Years
A	$718	$1,185	$1,677	$3,027
B*	$243	$867	$1,516	$3,105
C	$243	$867	$1,516	$3,258
L	$243	$867	$1,516	$3,258
M	$331	$929	$1,553	$3,231

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX Transamerica Convertible Securities

The following revises the information relating to the table under the section entitled “Example” on page 67 of the prospectus:

If the shares are redeemed at the end of each period:

Share Class	1 Years	3 Year	5 Years	10 Years
A	$640	$1,406	$2,190	$4,231
B*	$738	$1,467	$2,204	$4,357
C	$238	$1,167	$2,104	$4,490
L	$438	$1,167	$2,104	$4,490
M	$425	$1,226	$2,138	$4,464

If the shares are not redeemed:

Share Class	1 Years	3 Year	5 Years	10 Years
A	$640	$1,406	$2,190	$4,231
B*	$238	$1,167	$2,104	$4,357
C	$238	$1,167	$2,104	$4,490
L	$238	$1,167	$2,104	$4,490
M	$326	$1,226	$2,138	$4,464

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

IDEX LKCM Strategic Total Return

The following revises the information relating to the table under the section entitled “Example” on page 45 of the prospectus:

If the shares are redeemed at the end of each period:

Share Class	1 Years	3 Year	5 Years	10 Years
A	$699	$1,072	$1,469	$2,577
B*	$723	$1,050	$1,404	$2,654
C	$223	$750	$1,304	$2,813
L	$423	$750	$1,304	$2,813
M	$410	$813	$1,341	$2,786

If the shares are not redeemed:

Share Class	1 Years	3 Year	5 Years	10 Years
A	$699	$1,072	$1,469	$2,577
B*	$223	$750	$1,304	$2,654
C	$223	$750	$1,304	$2,813
L	$223	$750	$1,304	$2,813
M	$311	$813	$1,341	$2,786

* Examples for Class B shares assume they will convert to Class A shares eight years after you purchase them.

FINANCIAL HIGHLIGHTS: The following replaces certain information found in the Financial Highlights section of the prospectus:

IDEX Alger Aggressive Growth           Total Distributions
Class B                                                        (0.64)

IDEX Janus Global                                 Net Realized and Unrealized Gain (Loss)
Class B 10/31/02                                        (4.35)

                                                                    Total Operations
Class B 10/31/02                                        (4.57)

IDEX Janus Global                                  Net Asset Value, End of Period
Class B 10/31/02                                        18.14

IDEX Janus Growth and Income
Class M 10/31/02 - the footnote should be (8).